Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets - Goodwill

13.	Intangible assets - Goodwill

Goodwill represents the surplus between the acquisition cost and the Bank's share in the net fair value of the acquired entity's assets, liabilities, and contingent liabilities. When this excess is negative (negative goodwill), it is immediately recognized in the income statement. In accordance with IAS 36, goodwill is tested annually for impairment or whenever there are indications of impairment to the cash-generating unit to which it has been allocated. Goodwill is recorded at its cost minus accumulated impairment losses. Impairment losses on goodwill are not reversed. Gains and losses from the disposal of an entity include the carrying amount of the goodwill associated with the entity sold.

The recorded goodwill is subject to impairment testing (note 2.n.i). The Bank's main goodwill, as shown in the table below, is due to the acquisition of Banco Real and has been allocated according to the operating segment (note 44).

For the year 2024, we present the assumptions used and results obtained in the recoverability tests of the Group's main goodwill.

		Banco Real
	2024	2023
Main assumptions:
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years
Perpetual growth rate (1)	4.5%	5.4%
Pre-tax discount rate (2)	20.8%	20.3%
Discount rate (2)	13.61%	13%

	Em dia	Toro Corretora
	2024	2024
Main assumptions:
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years
Perpetual growth rate (1)	3.6%	3.6%
Discount rate (2)	13.6%	15.2%
(1)	Cash flow projections are based on the internal budget and management’s growth plans, taking into account historical data, expectations, and market conditions, including industry growth, interest rates, and inflation rates.
(2)	The discount rate is determined based on the Capital Asset Pricing Model (CAPM).

Thousand of Reais	2024	2023
Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,566	27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	160,770	160,770
Em Dia Serviços Especializados em Cobranças Ltda.	184,447	184,447
Olé Consignado (Current name of Banco Bonsucesso Consignado)	62,800	62,800
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,590
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	21,304	41,324
Santander Brasil Tecnologia S.A.	16,381	16,381
Return Capital Gestão de Ativos e Participações S.A. (current name of Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.)	-	5,271
Apê11 Tecnologia e Negocios Imobiliarios S.A.	9,777	9,777
Monetus Investimentos S.A.	39,919	39,919
Mobills Labs Soluções em Tecnologia LTDA	39,589	39,589
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	42,135
FIT Economia de Energia S.A.	3,992	-
América Gestão Serviços em Energia S.A	61,608	-
Total	27,892,878	27,852,568

Thousand of Reais	2024	2023
Balance at the beginning of the fiscal year	27,852,568	27,889,327
Acquisitions (write-offs):
Em Dia Serviços Especializados em Cobranças Ltda.	-	(52,180)
Return Capital Gestão de Ativos e Participações S.A. (current name of Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.)	(5,271)	-
Banco PSA Finance Brasil S.A.	-	(1,557)
FIT Economia de Energia S.A.	3,992	-
América Gestão Serviços em Energia S.A	61,608	-
Others	(20,019)	16,978
Banco ABN Amro Real S.A. (Banco Real)	1	-
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	(20,020)	16,978
Balance at the end of the fiscal year	27,892,878	27,852,568

A quantitative goodwill impairment test is conducted annually.

In the goodwill impairment test, conducted based on the December 2024 scenario, and where the discount and perpetuity growth rates are identified as the most sensitive assumptions for the calculation of the present value (value in use) of future discounted cash flows, it was determined that there is no evidence of impairment.

Based on the tests carried out, no loss of recoverable value of goodwill was identified on December 31, 2024 and 2023.